UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07841
                                    --------------------------------------------

                      J.P. Morgan Mutual Fund Select Trust
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               (Exact name of registrant as specified in charter)

            522 Fifth Avenue,  New York, NY                 10036
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       (Address of principal executive offices)          (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                   -----------------------------

Date of fiscal year end:     August 31
                         -------------------------------------------------------

Date of reporting period:    July 1, 2004 through June 30, 2005 (July 1, 2004
                             through February 18, 2005: JPMorgan Tax Free
                             Income Fund)
                          ------------------------------------------------------


Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07841
Reporting Period: 07/01/2004 - 06/30/2005
J.P. Morgan Mutual Fund Select Trust









================= JPMORGAN TAX FREE INCOME FUND ================================


J.P. MORGAN FUNDS

Ticker:       JTFXX          Security ID:  62826N754
Meeting Date: JAN 20, 2005   Meeting Type: Special
Record Date:  OCT 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director William J. Armstrong      For       For        Management
1.2   Elect  Director Roland E. Eppley, Jr.     For       For        Management
1.3   Elect  Director John F. Finn              For       For        Management
1.4   Elect  Director Dr. Matthew Goldstein     For       For        Management
1.5   Elect  Director Robert J. Higgins         For       For        Management
1.6   Elect  Director Peter C. Marshall         For       For        Management
1.7   Elect  Director Marilyn Mccoy             For       For        Management
1.8   Elect  Director William G. Morton, Jr.    For       For        Management
1.9   Elect  Director Robert A. Oden, Jr.       For       For        Management
1.10  Elect  Director Fergus Reid, III          For       For        Management
1.11  Elect  Director Frederick W. Ruebeck      For       For        Management
1.12  Elect  Director James J. Schonbachler     For       For        Management
1.13  Elect  Director Leonard M. Spalding, Jr   For       For        Management
2     Approve Merger of Funds                   For       For        Management
3     Approve Change of Fundamental Investment  For       For        Management
      Policy - Borrowing

========== END NPX REPORT

                                   SIGNATURES
         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Mutual Fund Select Trust

By (Signature and Title)        /s/ George C.W. Gatch
                        --------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*       /s/ George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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* Print the name and title of each signing officer under his or her signature.